Promissory convertible note - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Line Items]
Proceeds from issuance of convertible promissory notes and warrants	$ 3,000
Accrued interest rate	10.00%
Debt instrument accrued interests	$ 149
Debt instrument conversion price	$ 1
Shares issued upon conversion	3,148,833